Benefit Plans (Tables)	12 Months Ended
Dec. 31, 2017
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Change in component of other comprehensive (loss) income related to retirement plan and post-retirement benefit plan
The following table details the change in the components of other comprehensive (loss) income related to the retirement plan and the postretirement benefit plan, at December 31, 2017 and 2016, respectively:

(dollars in thousands)
	December 31, 2017
	Retirement Plan	Post- Retirement Benefit Plan	Total
Change in overfunded position of pension and postretirement benefits	$(2,240)	(1,584)	(3,824)
Amortization of net actuarial (loss) gain	(67)	356	289
Amortization of prior service cost	-	(90)	(90)
Total	$(2,307)	(1,318)	(3,625)

	December 31, 2016
	Retirement Plan	Post- Retirement Benefit Plan	Total
Change in overfunded position of pension and postretirement benefits	$(367)	(966)	(1,333)
Amortization of net actuarial gain (loss)	(184)	274	90
Amortization of prior service credit	-	(90)	(90)
Total	$(551)	(782)	(1,333)

Asset allocation of pension and postretirement benefit plans
The asset allocations of the Company’s pension and postretirement benefit plans at December 31, were as follows:

	Pension Benefit Plan Assets		Postretirement Benefit Plan Assets
	2017	2016	2017	2016
Debt Securities	29%	31	34	33
Equity Securities	69	64	64	62
Other	2	5	2	6
Total	100%	100	100	100

Fair value of plan assets by type of financial instrument and level hierarchy
Retirement Plan

		Fair Value Measurements at December 31, 2017 Using:
	Carrying Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
(dollars in thousands)
Plan Assets

Cash and cash equivalents	$1,034	1,034	-	-
Equity mutual funds	32,509	32,509	-	-
U.S. government sponsored enterprises	6,920	-	6,920	-
Corporate bonds	6,163	-	6,163	-
Fixed income mutual funds	601	601	-	-

Total Plan Assets	$47,227	34,144	13,083	-

Postretirement Benefits

		Fair Value Measurements at December 31, 2017 Using:
	Carrying Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
(dollars in thousands)
Plan Assets

Cash and cash equivalents	$409	406	-	-
Equity mutual funds	14,703	14,703	-	-
U.S. government sponsored enterprises	3,512	-	3,512	-
Corporate bonds	3,610	-	3,610	-
State and political subdivisions	688	-	688	-

Total Plan Assets	$22,922	15,112	7,810	-

Retirement Plan
		Fair Value Measurements at December 31, 2016 Using:
	Carrying Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
(dollars in thousands)
Plan Assets

Cash and cash equivalents	$2,027	2,027	-	-
Equity mutual funds	27,706	27,706	-	-
U.S. government sponsored enterprises	4,233	-	4,233	-
Corporate bonds	8,535	-	8,535	-
Fixed income mutual funds	599	599	-	-

Total Plan Assets	$43,100	30,332	12,768	-

Postretirement Benefits

		Fair Value Measurements at December 31, 2016 Using:
	Carrying Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
(dollars in thousands)
Plan Assets

Cash and cash equivalents	$1,172	1,172	-	-
Equity mutual funds	12,540	12,540	-	-
U.S. government sponsored enterprises	2,049	-	2,049	-
Corporate bonds	3,127	-	3,127	-
State and political subdivisions	1,450	-	1,450	-

Total Plan Assets	$20,338	13,712	6,626	-

Summary of the status of stock option plans
A summary of the status of TrustCo’s stock option awards as of December 31, 2017 and changes during the year then ended, are as follows:

	Outstanding Options
	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life
Balance, January 1, 2017	2,084,041	$7.57
New options awarded - 2017	-	-
Expired options - 2017	(553,000)	-
Options forfeited-2017	(4,000)	-
Exercised options - 2017	(784,100)	6.68
Balance, December 31, 2017	742,941	$6.78	5.8 years

Exercisable Options

Balance, December 31, 2017	531,641	$6.77	5.2 years

Restricted share units	Restricted share units
Outstanding Units

Balance, December 31, 2016	215,050
New awards granted	70,650
Forfeited awards	(9,200)
Awards settled	(63,400)
Balance, December 31, 2017	213,100

Performance share units	Performance share units
Outstanding Units

Balance, December 31, 2016	357,000
New awards granted	94,600
Awards settled	(81,500)
Balance, December 31, 2017	370,100

Retirement Plan [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Change in projected/accumulated benefit obligation
The following tables set forth the plan’s funded status and amounts recognized in the Company’s consolidated statements of condition at December 31, 2017 and 2016:

Change in Projected Benefit Obligation:	December 31,
(dollars in thousands)	2017	2016
Projected benefit obligation at beginning of year	$30,730	30,889
Service cost	42	61
Interest cost	1,303	1,371
Benefit payments and expected expenses	(2,050)	(1,782)
Net actuarial loss	1,194	191
Projected benefit obligation at end of year	$31,219	30,730

Change in plan assets and reconciliation of funded status
Change in Plan Assets and Reconciliation of Funded Status:	December 31,
(dollars in thousands)	2017	2016
Fair Value of plan assets at beginning of year	$43,100	41,677
Actual gain on plan assets	6,169	3,187
Benefit payments and actual expenses	(2,042)	(1,764)
Fair value of plan assets at end of year	47,227	43,100

Funded status at end of year	$16,008	12,370

Amounts recognized in accumulated other comprehensive income	Amounts recognized in accumulated other comprehensive loss consist of the following as of:
	December 31,
	2017	2016
Net actuarial loss	$2,972	5,279

Components of net periodic pension income and other amounts recognized in other comprehensive (loss) income
Components of Net Periodic Pension (Credit) Expense and Other Amounts
Recognized in Other Comprehensive Income:

(dollars in thousands)	For the years ended December 31,
	2017	2016	2015
Service cost	$42	61	60
Interest cost	1,303	1,371	1,329
Expected return on plan assets	(2,742)	(2,648)	(2,735)
Amortization of net loss	67	184	210
Net periodic pension credit	(1,330)	(1,032)	(1,136)
Amortization of net loss	(67)	(184)	(210)

Net actuarial (gain) loss included in other comprehensive (loss) income	(2,240)	(367)	(109)

Total recognized in other comprehensive loss	(2,307)	(551)	(319)
Total recognized in net periodic benefit (credit) cost and other comprehensive (loss) income	$(3,637)	(1,583)	(1,455)

Estimated future benefit payments
Estimated Future Benefit Payments

The following benefit payments, which reflect expected future service, as appropriate, are expected to be paid:

(dollars in thousands)
Year	Pension Benefits
2018	$1,773
2019	1,802
2020	1,839
2021	1,894
2022	1,875
2023 - 2027	9,327

Assumptions used to determine benefit obligation and net periodic expense
The assumptions used to determine benefit obligations at December 31 are as follows:

	2017	2016	2015
Discount rate	3.93%	4.41	4.55

The assumptions used to determine net periodic pension expense (benefit) for the years ended December 31 are as follows:

	2017	2016	2015
Discount rate	4.41%	4.55	4.03
Expected long-term rate of return on assets	6.50	6.50	6.50

Postretirement Benefits [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Change in projected/accumulated benefit obligation
Change in Accumulated Benefit Obligation:	December 31,
(dollars in thousands)	2017	2016
Accumulated benefit obligation at beginning of year	$5,120	5,434
Service cost	103	116
Interest cost	218	221
Benefits paid	(93)	(70)
Net actuarial loss (gain)	265	(581)
Accumulated benefit obligation at end of year	$5,613	5,120

Change in plan assets and reconciliation of funded status
Change in Plan Assets and Reconciliation of Funded Status:	December 31,
(dollars in thousands)	2017	2016

Fair value of plan assets at beginning of year	$20,338	19,238
Actual gain on plan assets	2,611	1,104
Company contributions	66	66
Benefits paid	(93)	(70)
Fair value of plan assets at end of year	22,922	20,338

Funded status at end of year	$17,309	15,218

Amounts recognized in accumulated other comprehensive income
	December 31,
Amounts recognized in accumulated other comprehensive loss consist of the following as of:	2017	2016
Net actuarial gain	$(5,810)	(4,581)
Prior service credit	(1,636)	(1,547)
Total	$(7,446)	(6,128)

Components of net periodic pension income and other amounts recognized in other comprehensive (loss) income
Components of Net Periodic Benefit Income and Other Amounts Recognized in Other Comprehensive (Loss) Income:

	For the years ended December 31,
(dollars in thousands)	2017	2016	2015
Service cost	$103	$116	165
Interest cost	218	221	268
Expected return on plan assets	(761)	(720)	(722)
Amortization of net actuarial gain	(356)	(274)	(140)
Amortization of prior service cost	90	90	90
Net periodic benefit credit	(706)	(567)	(339)

Net (gain) loss	(1,584)	(966)	(602)
Amortization of prior service cost	(90)	(90)	(90)
Amortization of net gain	356	274	140
Total amount recognized in other comprehensive (loss) income	(1,318)	(782)	(552)

Total amount recognized in net periodic benefit cost and other comprehensive (loss) income	$(2,024)	$(1,349)	(891)

Estimated future benefit payments	The following benefit payments are expected to be paid:
(dollars in thousands)
Year	Postretirement Benefits

2018	98
2019	112
2020	117
2021	146
2022	158
2023 - 2027	1,040

Assumptions used to determine benefit obligation and net periodic expense
The discount rate assumption used to determine benefit obligations at December 31 is as follows:

	2017	2016	2015
Discount rate	3.93%	4.41%	4.55

The assumptions used to determine net periodic pension expense (benefit) for the years ended December 31 are as follows:

	2016	2015	2014
Discount rate	4.41%	4.55%	4.03
Expected long-term rate of return on assets, net of tax	3.75	3.75	3.75